Federated Hermes Fund for U.S. Government Securities II
Portfolio of Investments
March 31, 2023 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—60.6%
	Federal Home Loan Mortgage Corporation—23.5%
$934,956	2.000%, 9/1/2050	$781,976
960,772	2.000%, 1/1/2052	801,766
6,151,007	2.000%, 1/1/2052	5,094,582
1,515,146	2.500%, 9/1/2050	1,310,823
900,903	2.500%, 10/1/2051	777,301
2,114,400	2.500%, 4/1/2052	1,835,543
282,238	3.000%, 11/1/2045	259,725
543,400	3.000%, 10/1/2046	497,000
358,078	3.000%, 10/1/2046	329,181
54,973	3.000%, 11/1/2046	50,279
626,362	3.500%, 7/1/2042	599,669
528,049	3.500%, 9/1/2043	505,312
150,979	3.500%, 5/1/2046	142,112
621,528	3.500%, 11/1/2047	584,638
71,903	4.000%, 1/1/2042	70,472
362,687	4.000%, 3/1/2046	353,508
120,635	4.000%, 11/1/2047	117,092
56,522	4.000%, 12/1/2047	54,845
109,843	4.000%, 4/1/2048	106,042
306,277	4.000%, 7/1/2048	297,090
2,645,230	4.000%, 3/1/2052	2,535,920
1,285,056	4.500%, 11/1/2037	1,280,582
133,196	4.500%, 8/1/2040	134,199
949,674	4.500%, 7/1/2052	935,833
187,511	5.000%, 1/1/2034	190,466
56,123	5.000%, 5/1/2034	57,008
40,916	5.000%, 4/1/2036	41,762
14,468	5.000%, 5/1/2036	14,756
9,369	5.000%, 6/1/2036	9,561
34,941	5.000%, 6/1/2040	35,898
313,209	5.500%, 5/1/2034	324,130
11,751	5.500%, 12/1/2035	12,236
69,156	5.500%, 2/1/2036	72,201
47,343	5.500%, 5/1/2036	49,350
3,136	5.500%, 5/1/2036	3,283
5,509	5.500%, 5/1/2036	5,753
3,454	5.500%, 6/1/2036	3,616
900	5.500%, 6/1/2036	941
45,163	5.500%, 11/1/2037	47,273
88,699	5.500%, 1/1/2038	92,819
3,676	6.000%, 1/1/2032	3,794
12,904	6.000%, 2/1/2032	13,375
52,415	6.000%, 4/1/2036	55,038
5,493	6.000%, 5/1/2036	5,766
131,587	6.000%, 6/1/2037	139,162
9,427	6.000%, 7/1/2037	9,946

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,221	6.500%, 3/1/2029	$3,326
1,807	6.500%, 6/1/2029	1,869
1,236	6.500%, 7/1/2029	1,277
360	6.500%, 9/1/2029	369
837	7.000%, 12/1/2029	876
328	7.000%, 6/1/2030	338
126	7.000%, 11/1/2030	133
147,055	7.000%, 4/1/2032	157,634
14,055	7.500%, 12/1/2030	15,039
6,202	7.500%, 1/1/2031	6,636
1,280	8.500%, 5/1/2030	1,363
211	9.000%, 2/1/2025	214
	TOTAL	20,832,698
	Federal National Mortgage Association—22.1%
1,264,323	2.000%, 6/1/2050	1,050,734
2,223,167	2.000%, 7/1/2050	1,847,595
764,316	2.000%, 11/1/2050	634,240
935,534	2.000%, 7/1/2051	776,319
1,972,309	2.000%, 8/1/2051	1,640,348
924,534	2.000%, 2/1/2052	764,303
1,957,617	2.000%, 2/1/2052	1,621,400
400,069	3.000%, 10/1/2046	365,907
588,593	3.000%, 11/1/2046	538,334
141,200	3.000%, 11/1/2046	128,437
49,666	3.000%, 1/1/2047	45,379
444,310	3.000%, 1/1/2047	405,955
38,658	3.000%, 2/1/2047	35,563
588,575	3.000%, 2/1/2048	533,535
334,662	3.000%, 2/1/2048	303,367
858,511	3.000%, 5/1/2051	770,716
1,596,099	3.000%, 2/1/2052	1,433,500
1,355,039	3.500%, 9/1/2042	1,296,616
592,321	3.500%, 8/1/2046	555,610
451,743	3.500%, 9/1/2046	429,024
563,884	3.500%, 12/1/2046	530,345
357,729	3.500%, 12/1/2047	338,397
262,359	3.500%, 1/1/2048	245,721
153,712	4.000%, 2/1/2041	150,697
132,305	4.000%, 2/1/2048	128,378
112,267	4.000%, 2/1/2048	108,935
289,989	4.000%, 2/1/2048	281,472
475,089	4.000%, 5/1/2052	455,011
127,160	4.500%, 10/1/2041	128,227
136,183	5.000%, 7/1/2034	138,410
15,792	5.000%, 11/1/2035	16,095
1,485,485	5.000%, 9/1/2052	1,482,935
72,189	5.500%, 9/1/2034	74,941
29,360	5.500%, 1/1/2036	30,611
39,093	5.500%, 4/1/2036	40,777
1,411	6.000%, 7/1/2029	1,443
994	6.000%, 5/1/2031	1,029

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$6,245	6.000%, 5/1/2036	$6,568
97,011	6.000%, 7/1/2036	102,316
2,963	6.000%, 7/1/2036	3,117
25,167	6.000%, 9/1/2037	26,577
19,389	6.000%, 11/1/2037	20,524
12,865	6.000%, 12/1/2037	13,478
1,331	6.500%, 6/1/2029	1,384
106	6.500%, 6/1/2029	110
112	6.500%, 7/1/2029	116
160	6.500%, 7/1/2029	165
2,126	6.500%, 7/1/2029	2,193
120	6.500%, 7/1/2029	124
101	6.500%, 8/1/2029	102
3,180	6.500%, 9/1/2030	3,319
13,435	6.500%, 6/1/2031	14,101
10,240	6.500%, 4/1/2032	10,811
142	7.000%, 2/1/2024	142
1,216	7.000%, 10/1/2029	1,271
9,701	7.000%, 10/1/2029	10,229
3,378	7.000%, 11/1/2030	3,591
71,760	7.000%, 4/1/2032	76,872
428	7.500%, 8/1/2028	448
128	7.500%, 9/1/2028	134
2,818	7.500%, 2/1/2030	3,002
1,372	8.000%, 7/1/2030	1,470
	TOTAL	19,632,470
	Government National Mortgage Association—15.0%
1,924,685	2.000%, 6/20/2052	1,633,677
3,777,318	2.500%, 2/20/2051	3,294,647
622,768	3.000%, 11/20/2047	574,209
1,116,281	3.500%, 1/20/2048	1,055,767
505,828	3.500%, 2/20/2048	478,407
208,619	4.500%, 6/20/2039	210,150
163,402	4.500%, 10/15/2039	163,714
233,842	4.500%, 8/20/2040	235,848
988,321	4.500%, 10/20/2052	973,532
122,714	5.000%, 7/15/2034	124,092
986,249	5.000%, 9/20/2052	987,752
988,669	5.500%, 10/20/2052	1,000,063
7,662	6.000%, 4/15/2032	7,891
19,046	6.000%, 5/15/2032	19,819
68,559	6.000%, 4/15/2036	72,133
61,846	6.000%, 5/15/2036	65,055
18,411	6.000%, 7/20/2036	19,444
18,518	6.000%, 5/20/2037	19,623
108,264	6.000%, 7/20/2038	115,097
1,979,991	6.000%, 10/20/2052	2,017,595
260	6.500%, 12/15/2023	260
842	6.500%, 5/15/2024	843
375	6.500%, 6/15/2029	386
1,464	6.500%, 6/15/2031	1,475

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$2,496	6.500%, 7/20/2031	$2,613
2,382	6.500%, 8/20/2031	2,491
19,845	6.500%, 10/15/2031	20,794
22,903	6.500%, 12/15/2031	23,943
2,272	6.500%, 4/15/2032	2,377
15,744	6.500%, 5/15/2032	16,503
139,679	6.500%, 5/15/2032	146,741
287	7.500%, 10/15/2029	303
2,390	7.500%, 3/20/2030	2,519
778	8.000%, 4/15/2030	829
	TOTAL	13,290,592
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $55,723,483)	53,755,760
	U.S. TREASURIES—16.2%
	U.S. Treasury Bonds—5.5%
1,000,000	1.875%, 11/15/2051	680,653
400,000	2.250%, 5/15/2041	317,519
700,000	2.375%, 11/15/2049	540,964
1,200,000	2.875%, 8/15/2045	1,021,446
1,025,000	2.875%, 5/15/2049	877,178
650,000	3.125%, 8/15/2044	579,357
600,000	3.250%, 5/15/2042	553,349
300,000	4.000%, 11/15/2052	318,291
	TOTAL	4,888,757
	U.S. Treasury Notes—10.7%
2,500,000	0.500%, 10/31/2027	2,169,132
750,000	1.875%, 2/28/2027	699,835
250,000	2.500%, 2/28/2026	240,868
750,000	2.625%, 7/31/2029	709,172
1,500,000	2.750%, 5/31/2029	1,429,353
500,000	2.875%, 5/15/2032	475,714
500,000	3.500%, 1/31/2030	497,911
750,000	3.875%, 12/31/2029	763,405
2,500,000	4.000%, 12/15/2025	2,509,625
	TOTAL	9,495,015
	TOTAL U.S. TREASURIES (IDENTIFIED COST $15,651,522)	14,383,772
	GOVERNMENT AGENCIES—8.0%
	Federal Farm Credit System—1.2%
1,000,000	5.750%, 12/7/2028	1,095,650
	Federal Home Loan Bank System—2.3%
2,000,000	5.000%, 2/28/2025	2,027,455
	Tennessee Valley Authority Bonds—4.5%
1,700,000	2.875%, 2/1/2027	1,632,662
2,000,000	4.650%, 6/15/2035	2,069,216
250,000	4.875%, 1/15/2048	256,840
	TOTAL	3,958,718
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,995,741)	7,081,823
	COLLATERALIZED MORTGAGE OBLIGATIONS—7.7%
	Government National Mortgage Association—0.4%
361,215	REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	342,398

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—7.3%
$58,896		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	$6,031
69,006		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	62,858
1,031,045		GS Mortgage-Backed Securities 2022-PJ3, Class A4, 2.500%, 8/25/2052	836,556
546,939		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	483,379
1,128,325	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 5.134% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,023,707
1,297,812		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	1,101,315
1,392,432		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	1,131,514
1,210,579		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	983,737
1,098,089		Sequoia Mortgage Trust 2021-3, Class A1, 2.500%, 5/25/2051	892,326
		TOTAL	6,521,423
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,876,961)	6,863,821
		ASSET-BACKED SECURITIES—5.1%
		Auto Receivables—1.2%
311,000		AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	297,877
520,152		Chase Auto Owner Trust 2022-AA, Class A2, 4.210%, 10/27/2025	516,395
250,000		Ford Credit Auto Lease Trust 2023-A, Class A2A, 5.190%, 6/15/2025	250,128
		TOTAL	1,064,400
		Single Family Rental Securities—1.0%
605,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	502,973
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	387,261
		TOTAL	890,234
		Student Loans—2.9%
198,721		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	182,915
408,673		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	365,899
227,291		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	208,993
685,254		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	578,384
874,259		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	770,071
505,740	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 5.784% (1-month USLIBOR +1.100%), 7/15/2053	495,426
		TOTAL	2,601,688
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,987,664)	4,556,322
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
		Agency Commercial Mortgage-Backed Securities—1.6%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	439,976
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	930,905
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,327,154)	1,370,881
		REPURCHASE AGREEMENT—0.4%
374,000		Interest in $1,896,000,000 joint repurchase agreement 4.82%, dated 3/31/2023 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,896,761,560 on 4/3/2023. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2052 and the market value of those underlying securities was $1,934,696,791. (IDENTIFIED COST $374,000)	374,000
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $92,936,525)	88,386,379
		OTHER ASSETS AND LIABILITIES - NET—0.4%	349,674
		TOTAL NET ASSETS—100%	$88,736,053

1	Floating/variable note with current rate and current maturity or next reset date shown.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2023.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate